Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2023 and 2022.

	31/12/23	31/12/22
British pounds	3,443	13,753
U.S. dollars	2,816	11,598
Euro	12,056	9,720
Chinese renminbi	—	7,428
Australian dollars	721	1,624
Japanese yen	—	861
Total	19,036	44,984

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2023		2022
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	4,540	147	38,474	925
Liabilities	14,496	(36)	6,510	(66)
Total	19,036	111	44,984	859